Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Deferred tax assets
Impairment loss on accounts receivable	$ 54,456	$ 7,000
Impairment loss on prepayments	1,747,994	224,681
Net operation loss carrying forward	93,828	11,982
Total deferred tax assets, net	1,896,278	243,741
Less: valuation allowance	(1,896,278)	(243,741)
Deferred tax assets, net
Deferred tax liabilities
Depreciation of property and equipment	$ (23,684)	$ (3,044)	$ (32,762)